Other Current Assets - Schedule of Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Regulatory assets (Note 12)	$ 46	$ 189
Prepaid expenses and other assets	44	58
Materials and supplies	34	24
Derivative assets (Note 17)	0	5
Other current assets	$ 124	$ 276